Retirement Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Retirement Benefit Plan

	What are they?	How do they impact BT’s financial statements?
Defined contribution plans

Benefits in a defined contribution plan are linked to:

–contributions paid

–the performance of each individual’s chosen investments

–the form in which individuals choose to take their benefits.

Contributions are paid into an independently administered fund.

The income statement charge in respect of defined contribution plans represents the contribution payable by the group based upon a fixed percentage of employees’ pay.

The group has no exposure to investment and other experience risks.

Defined benefit plans

Benefits in a defined benefit plan are:

–determined by the plan rules, dependent on factors such as age, years of service and pensionable pay

–not dependent upon actual contributions made by the company or members.

The income statement service cost in respect of defined benefit plans represents the increase in the defined benefit liability arising from pension benefits earned by active members in the current period.

The group is exposed to investment and other experience risks and may need to make additional contributions where it is estimated that the benefits will not be met from regular contributions, expected investment income and assets held.

Summary of Expense or Income from Retirement Benefit Arrangements Recognised in Income Statement

The expense or income arising from all group retirement benefit arrangements recognised in the group income statement is shown below.

Year ended 31 March	2019 £m	2018 £m	2017 £m
Recognised in the income statement before specific items
– Service cost (including administration expenses & PPF levy):
– defined benefit plans	135	376	281
– defined contribution plans	476	265	240
– Past service credit[a]	–	(17)	–
Subtotal	611	624	521
Recognised in the income statement as specific items (note 10)
– Costs to close BT Pension Scheme and provide transition payments[b] for affected employees	23	–	–
– Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)[c]	26	–	–
– Net interest expense on pensions deficit included in specific items	139	218	209
Subtotal	188	218	209
Total recognised in the income statement	799	842	730

[a] Relates to the removal of future indexation obligations following changes to the benefits provided under certain pension plans operating outside the UK in 2017/18

[b] All employees impacted by the closure of the BTPS receive transition payments into their BTRSS pot for a period linked to the employee’s age. There was no past service cost or credit on closure due to the assumed past service benefit link as an active member being the same as that assumed for a deferred member.

[c] In October, a High Court judgment involving the Lloyds Banking Group’s defined benefit pension schemes was handed down, resulting in the group needing to recognise additional liability to equalise benefits between men and women due to GMPs, in common with most UK defined benefit schemes.

Summary of Pension Obligation in Respect of Defined Benefit Plans Reported in Balance Sheet

The net pension obligation in respect of defined benefit plans reported in the group balance sheet is set out below. The prior year retirement benefit obligation has been restated as a result of a prior period accounting error, refer to note 2 for more details.

	2019			2018
At 31 March	Assets £m	Present value of liabilities £m	Deficit £m	Assets £m	Present value of liabilities (Restated) £m	Deficit (Restated) £m
BTPS	52,186	(58,855)	(6,669)	49,894	(56,259)	(6,365)
EEPS	816	(997)	(181)	763	(920)	(157)
Other plans[a]	362	(694)	(332)	299	(624)	(325)
Retirement benefit obligation	53,364	(60,546)	(7,182)	50,956	(57,803)	(6,847)
Adjustments due to effect of asset ceiling (IFRIC 14)			–			–
Deferred tax asset			1,208			1,164
Net pension obligation			(5,974)			(5,683)

[a] Included in the present value of obligations of other plans is £101m (2017/18: £97m) related to unfunded pension arrangements.

Summary of Movements on Pension Assets and Liabilities

The table below shows the movements on the pension assets and liabilities and shows where they are reflected in the financial statements. The prior year retirement benefit obligation has been restated as a result of a prior period accounting error, refer to note 2 for more details.

	Assets £m	Liabilities £m	Deficit £m
At 31 March 2017	51,112	(60,200)	(9,088)
Service cost (including administration expenses and PPF levy)	(67)	(309)	(376)
Past service credit	-	17	17
Interest on pension deficit	1,201	(1,419)	(218)
Included in the group income statement			(577)
Return on plan assets above the amount included in the group income statement	10	–	10
Actuarial gain arising from changes in financial assumptions[a]	–	2,251	2,251
Actuarial loss arising from changes in demographic assumptions[a] (Restated)	–	(697)	(697)
Actuarial gain arising from experience adjustments[b]	–	120	120
Included in the group statement of comprehensive income			1,684
Regular contributions by employer	264	–	264
Deficit contributions by employer	872	–	872
Included in the group cash flow statement			1,136
Contributions by employees	2	(2)	–
Benefits paid	(2,449)	2,449	–
Foreign exchange	11	(13)	(2)
Other movements			(2)
At 31 March 2018 (Restated)	50,956	(57,803)	(6,847)
Service cost (including administration expenses and PPF levy)	(49)	(86)	(135)
Costs to close BT Pension Scheme	(6)	-	(6)
Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)	-	(26)	(26)
Interest on pension deficit	1,356	(1,495)	(139)
Included in the group income statement			(306)
Return on plan assets above the amount included in the group income statement	1,607	-	1,607
Actuarial loss arising from changes in financial assumptions[a]	-	(3,920)	(3,920)
Actuarial gain arising from changes in demographic assumptions[a]	-	247	247
Actuarial loss arising from experience adjustments[b]	-	(36)	(36)
Included in the group statement of comprehensive income			(2,102)
Regular contributions by employer	43	-	43
Deficit contributions by employer	2,024	-	2,024
Included in the group cash flow statement			2,067
Contributions by employees	1	(1)	-
Benefits paid	(2,564)	2,564	-
Foreign exchange	(4)	10	6
Other movements			6
At 31 March 2019	53,364	(60,546)	(7,182)

[a] The actuarial gain or loss arises from changes in the assumptions used to value the defined benefit liabilities at the end of the year compared with the assumptions used at the start of the year. This includes both financial assumptions, which are based on market conditions at the year end, and demographic assumptions such as life expectancy.

[b] The actuarial loss or gain arising from experience adjustments on defined benefit liabilities represents the impact on the liabilities of differences between actual experience during the year compared with the assumptions made at the start of the year. Such differences might arise, for example, from members choosing different benefit options at retirement, actual salary increases being different from those assumed or actual benefit increases being different to the pension increase assumption.

Summary of Analysis of Membership

Analysis of BTPS

	Active members	Deferred members	Pensioners	Total
Sections A and B liabilities (£bn)[a]	-	9.0	31.5	40.5
Section C liabilities (£bn)	-	14.1	4.3	18.4
Total IAS 19 liabilities (£bn)	-	23.1	35.8	58.9
Total number of members	-[b]	83,000	205,000	288,000

[a] Sections A and B have been aggregated in this table as Section A members have typically elected to take Section B benefits at retirement.

[b] At 31 March 2019 there are around 50 active members in the BTPS.

Summary of Fair Value of Assets of BTPS Analysed by Asset Category

The fair value of the assets of the BTPS analysed by asset category are shown below. These are subdivided by assets that have a quoted market price in an active market and those that do not (such as investment funds).

		2019[a]			2018[a]
		Total assets £bn	of which quoted[b] £bn	Total %	Total assets £bn	of which quoted[b] £bn	Total %
Growth
Equities	UK	0.5	0.4	1	0.5	0.5	1
	Overseas developed	7.7	7.3	15	7.8	7.3	16
	Emerging markets	1.1	1.1	2	0.5	0.4	1
Private Equity		1.5	–	3	1.9	–	4
Property	UK	3.5	–	7	3.9	–	8
	Overseas	1.1	–	2	1.2	–	2
Other growth assets	Absolute Return[c]	1.2	–	2	1.5	–	3
	Non Core Credit[d]	3.8	1.1	7	3.4	1.0	7
	Mature Infrastructure	1.4	–	3	1.4	–	3
Liability matching
Government bonds	UK Index Linked	13.2	13.2	25	12.5	12.5	25
Investment grade credit	Global	14.3	10.1	27	10.0	8.0	20
Cash, derivatives and other
Cash balances		2.7	–	5	3.8	–	7
Longevity insurance contract[e]		(0.7)	–	(1)	(0.4)	–	(1)
Other[f]		0.9	–	2	1.9	–	4
Total		52.2	33.2	100	49.9	29.7	100

[a] At 31 March 2019, the Scheme did not hold any equity issued by the group (2017/18: £3m). The Scheme also held £2,154m (2017/18: £10m) of bonds issued by the group, reflecting the BTPS fully subscribing to £2bn of bonds issued by BT in June 2018 following agreement of the 2017 funding valuation.

[b] Assets with a quoted price in an active market.

[c] This allocation seeks to generate returns irrespective of the direction of markets. Managers within this allocation will typically manage their portfolios without close regard to a specific market benchmark.

[d] This allocation includes a range of credit investments, including emerging market, sub-investment grade and unrated credit. The allocation seeks to exploit investment opportunities within credit markets using the expertise of a range of specialist investment managers.

[e] The Trustee has hedged some of the Scheme’s longevity risk through a longevity insurance contract which was entered into in 2014. The value reflects experience to date on the contract from higher than expected deaths. This amount partly offsets a reduction which would be recognised in the Scheme’s liabilities over time.

[f] Includes collateral posted in relation to derivatives held by the Scheme.

Summary of Approach Used to Set Key IAS 19 Assumptions

The table below summarises the approach used to set the key IAS 19 assumptions for the BTPS.

Approach to set the assumption
Discount rate

IAS 19 requires that the discount rate is determined by reference to market yields at the reporting date on high quality corporate bonds. The currency and term of these should be consistent with the currency and estimated term of the pension obligations.

The assumption is calculated by applying the projected BTPS benefit cash flows to a corporate bond yield curve constructed by our external actuary based on the yield on AA-rated corporate bonds.

In setting the yield curve, judgement is required on the selection of appropriate bonds to be included in the universe and the approach used to then derive the yield curve.

RPI inflation

The RPI inflation assumption is set using an inflation curve derived from market yields on government bonds, weighted by projected BTPS benefit cash flows, and making an adjustment for an inflation risk premium (to reflect the extra premium paid by investors for inflation protection), which is currently assumed to be 20bps.

CPI inflation	CPI is assessed at a margin below RPI taking into account market forecasts and independent estimates of the expected difference.
Pension increases	Benefits are assumed to increase in line with the RPI or CPI inflation assumptions, based on the relevant index for increasing benefits, as prescribed by the rules of the BTPS and summarised above.
Longevity

The longevity assumption takes into account:

–  the actual mortality experience of the BTPS pensioners, based on a formal review conducted at the 2014 triennial funding valuation

–  future improvements in longevity based on a model published by UK actuarial profession’s Continuous Mortality Investigation (using the CMI 2017 Mortality Projections model with a 1.25% per year long-term improvement parameter)

Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS

The key financial assumptions used to measure the liabilities of the BTPS are shown below.

	Nominal rates (per year)			Real rates (per year)[a]
At 31 March	2019%	2018%	2017%	2019%	2018%	2017%
Rate used to discount liabilities	2.35	2.65	2.40	(0.87)	(0.44)	(0.78)
Inflation – increase in RPI	3.25	3.10	3.20	–	–	–
Inflation – increase in CPI	2.25[b]	2.00[c]	2.00[d]	(1.0)[b]	(1.1)[c]	(1.2)[d]

[a] The real rate is calculated relative to RPI inflation.

[b] Assumed to be 0.1% lower until 31 March 2023.

[c] Assumed to be 0.1% higher until 31 March 2023.

[d] Assumed to be 0.5% higher until 31 March 2019.

Summary of Average Life Expectancies for Members Aged Sixty

Based on the IAS 19 longevity assumptions, the forecast life expectancies for BTPS members aged 60 are as follows:

At 31 March	2019 Number of years	2018 Number of years
Male in lower pay bracket	25.7	25.8
Male in medium pay bracket	27.0	27.1
Male in higher pay bracket	28.5	28.5
Female in lower pay bracket	28.5	28.5
Female in higher pay bracket	28.7	28.7
Average improvement for a member retiring at age 60 in 10 years' time	0.7	0.7

The average life expectancy assumptions at the valuation dates, for members 60 years of age, are as follows.

Number of years from valuation date	June 2017 assumptions	June 2014 assumptions
Male in lower pay bracket	25.9	26.1
Male in medium pay bracket	27.2	27.5
Male in high pay bracket	28.6	29.0
Female in lower pay bracket	28.6	28.9
Female in high pay bracket	28.9	29.2
Average improvement for a member retiring at age 60 in 10 years’ time	0.9	1.3

Summary of Assessed Potential Negative Impact of Key Risk

BT’s independent actuary has assessed the potential negative impact of the key risks that might occur no more than once in every 20 years illustrated as the following four scenarios:

Scenario	1-in-20 events
	2019		2018
1. Fall in discount rate[a]	1.1%		1.1%
2. Increase to inflation rate[b]	0.7%		0.7%
3. Fall in equity markets[c]	30.0%		-
4. Increase to life expectancy	1.25	years	1.35	years

[a] Scenario assumes a fall in the yields on both government and corporate bonds.

[b] Assuming RPI, CPI, pension increases and salary increases all increase by the same amount.

[c] Scenario ignores any potential benefit from derivatives held by the scheme.

Summary of Two Most Recent Triennial Valuations

The results of the two most recent triennial valuations are shown below.

	June 2017 valuation £bn	June 2014 valuation £bn
BTPS liabilities	(60.4)	(47.2)
Market value of BTPS assets	49.1	40.2
Funding deficit	(11.3)	(7.0)
Percentage of accrued benefits covered by BTPS assets at valuation date	81.3%	85.2%
Percentage of accrued benefits on a solvency basis covered by the BTPS assets at the valuation date	62.2%	63.0%

Summary of Prudent Long-Term Assumptions

These valuations were determined using the following prudent long-term assumptions.

	Nominal rates (per year)		Real rates (per year)[a]
	June 2017 valuation %	June 2014 valuation %	June 2017 valuation %	June 2014 valuation %
Average single equivalent discount rate	2.6	4.5	(0.8)	1.0
Average long-term increase in RPI	3.4	3.5	–	–
Average long-term increase in CPI	2.4	2.5	(1.0)	(1.0)

[a] The real rate is calculated relative to RPI inflation and is shown as a comparator.

Summary of Payments Made to BTPS	Payments made to the BTPS
Year ended 31 March	2019 £m	2018 £m
Ordinary contributions	33	248
Deficit contributions	2,000	850
Total contributions in the year	2,033	1,098

Schedule of Future Deficit Payment to BTPS	BT is scheduled to make future deficit payments to the BTPS in line with the table below.

Year to 31 March	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030
Deficit contribution (£m)	1,250[a]	900[b]	900[c]	907	907	907	907	907	907	907	907

[a] payable by 30 June 2019.

[b] £400m payable by 30 June 2020.

[c] £200m payable by 30 June 2021.